Average Annual Total Returns - Class S - Thrivent Small Cap Stock Fund	Class S 1 Year	Class S 5 Years	Class S 10 Years	Class S (after taxes on distributions) 1 Year	Class S (after taxes on distributions) 5 Years	Class S (after taxes on distributions) 10 Years	Class S (after taxes on distributions and redemptions) 1 Year	Class S (after taxes on distributions and redemptions) 5 Years	Class S (after taxes on distributions and redemptions) 10 Years	S&P SmallCap® 600 Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P SmallCap® 600 Index(reflects no deduction for fees, expenses or taxes) 5 Years	S&P SmallCap® 600 Index(reflects no deduction for fees, expenses or taxes) 10 Years	Russell 2000® Index(reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Index(reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000® Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	22.86%	16.49%	11.95%	22.40%	14.67%	10.58%	13.86%	12.93%	9.55%	11.29%	12.37%	11.92%	19.96%	13.26%	11.20%